PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment

				Medical &
	Leasehold	Furniture &	Computer	Laboratory	Construction
	Improvements	Fixtures	Equipment	Equipment	in Progress	Total
Cost	$	$	$	$	$	$
Balance, April 1, 2022	2,652,290	627,200	963,801	416,833	962,640	5,622,764
Additions related to Clinic Operations	—	—	37,567	—	10,114	47,681
Impairment charge related to Clinic Operations	—	—	—	—	(997,524)	(997,524)
Foreign currency translation adjustment related to Clinic Operations	63,135	19,514	28,302	19,353	24,770	155,074
Assets held for transfer related to spinout of Clinic Operations	(2,715,425)	(646,714)	(1,029,670)	(436,186)	—	(4,827,995)
Balance, March 31, 2023	—	—	—	—	—	—

Accumulated depreciation
Balance, April 1, 2022	(625,016)	(134,859)	(307,993)	(92,721)	—	(1,160,589)
Depreciation expense related to Clinic Operations	(129,348)	(31,824)	(84,553)	(21,207)	—	(266,932)
Foreign currency translation adjustment related to Clinic Operations	(19,469)	(4,967)	(8,177)	(5,182)	—	(37,795)
Assets held for transfer related to spinout of Clinic Operations	773,833	171,650	400,723	119,110	—	1,465,316
Balance, March 31, 2023	—	—	—	—	—	—

Net book value As of
March 31, 2023	—	—	—	—	—	—
March 31, 2022	2,027,274	492,341	655,808	324,112	962,640	4,462,175

				Medical &
	Leasehold	Furniture &	Computer	Laboratory	Construction
	Improvements	Fixtures	Equipment	Equipment	in Progress	Total
Cost	$	$	$	$	$	$
Balance, April 1, 2021	1,243,119	334,600	447,753	276,949	252,732	2,555,153
Additions	1,181,299	299,476	527,198	141,624	962,637	3,112,234
Assets in use	237,210	—	—	—	(237,210)	—
Foreign currency translation adjustment	(9,338)	(6,876)	(11,150)	(1,740)	(15,519)	(44,623)
Balance, March 31, 2022	2,652,290	627,200	963,801	416,833	962,640	5,622,764

Accumulated depreciation
Balance, April 1, 2021	(228,264)	(32,817)	(71,050)	(24,205)	—	(356,336)
Depreciation expense	(400,165)	(102,879)	(238,927)	(68,954)	—	(810,925)
Foreign currency translation adjustment	3,413	837	1,984	438	—	6,672
Balance, March 31, 2022	(625,016)	(134,859)	(307,993)	(92,721)	—	(1,160,589)

Net book value As of
March 31, 2022	2,027,274	492,341	655,808	324,112	962,640	4,462,175
March 31, 2021	1,014,855	301,783	376,703	252,744	252,732	2,198,817